Investment Strategy - Atlas U.S. Tactical Income Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund pursues its investment strategy by constructing a portfolio of securities as described below. The Fund relies on the professional judgment of the Adviser to make decisions about the Fund’s portfolio investments. The basic investment philosophy of the Adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities.

The Fund invests primarily in fixed-income securities, including U.S. government, mortgage-backed, and corporate debt securities, and municipal obligations. Fixed-income securities are debt obligations such as bonds and debentures, U.S. government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, high-yield securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, convertible securities, municipal, obligations and zero-coupon debt securities. Under no circumstances will the Fund have the flexibility to invest in direct or indirect obligations of the Commonwealth of Puerto Rico or any of its instrumentalities. Depending on market conditions, the Fund may invest in other market sectors.

The Fund engages in borrowing and uses other forms of leverage, such as derivatives, to increase amounts available for investment consistent with its investment objective. The Adviser may, when consistent with the Fund’s objective, buy options or futures on a security or an index of securities, or enter into swap agreements, including interest rate and credit default swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risk. The Fund may also use derivatives for leverage. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements).

The Fund may invest up to 25% of its assets in below investment-grade fixed-income securities (or unrated fixed-income securities deemed by the Adviser to be of comparable credit quality). Investment-grade refers to fixed-income securities that are rated “AAA,” “AA,” “A” or “BBB” by S&P Global Ratings (“S&P”), “Aaa,” “Aa,” “A” or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”), or “AAA,” “AA,” “A” or “BBB” by Fitch Ratings, Inc. (“Fitch”) without regard to any gradations within such categories, or within the four highest investment grade categories (without regard to any gradations within such categories) by any other nationally recognized statistical rating organization, or, if not rated, are considered by the Adviser to be of comparable credit quality. Below investment-grade fixed-income securities are also known as “junk bonds” which are speculative and subject to greater credit risk, price volatility and risk of loss than investment-grade securities.

The Fund may invest up to 20% of its total assets in mortgage-backed real estate investment trusts (“REITs”) and large capitalization stocks, including through the use of passive investments, such as exchange-traded funds (“ETFs”). The Fund may invest up to 20% of its total assets in fixed-income securities or large capitalization stocks (mainly ETFs) of foreign issuers in U.S. dollar denominations.

The Fund may actively trade its securities to achieve its principal investment strategies. The Fund normally investments at least 80% of its assets in a diversified portfolio of U.S. fixed-income instruments of varying maturities.